Segment Information (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Non-current assets	R$ 32,499	R$ 30,881
Income related to financial operations	255,962	203,770	R$ 144,514
Income related to insurance and private pension operations before claim and selling expenses	6,613	5,407	5,354
Commissions and Banking Fees	R$ 45,731	44,566	42,324
Maximum revenue percentage represented by clients	10.00%
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	R$ 27,855	24,808
Income related to financial operations	221,534	173,746	117,094
Income related to insurance and private pension operations before claim and selling expenses	6,613	5,407	5,332
Commissions and Banking Fees	41,147	40,062	37,744
Abroad [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	4,644	6,073
Income related to financial operations	34,428	30,024	27,420
Income related to insurance and private pension operations before claim and selling expenses			22
Commissions and Banking Fees	R$ 4,584	R$ 4,504	R$ 4,580